Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits
Summary of defined benefit pension plans

	As of December 31,
in €‘000	2024	2023
Defined benefit obligation	22,228	14,129
Fair value of plan assets	(20,814)	(13,086)
Net defined benefit liability	1,414	1,043

	Years Ended December 31,
in €‘000	2024	2023
Defined benefit obligation as of January 1,	14,129	10,412
Interest expense on defined benefit obligation	313	280
Current service cost	943	558
Contributions by plan participants	634	490
Benefits (paid) / deposited	3,140	904
Administration cost (excl. cost for managing plan assets)	7	6
Actuarial loss (gain) on defined benefit obligation	2,660	967
Exchange rate loss	402	512
Defined benefit obligation as of December 31,	22,228	14,129

Summary of defined benefit obligation and movements in the plan assets

	Years Ended December 31,
in €‘000	2024	2023
Fair value of plan assets as of January 1,	13,086	10,215
Interest income on plan assets	267	275
Contributions by the employer	743	628
Contributions by plan participants	634	490
Benefits deposited (paid)	3,149	909
Return on plan assets excl. interest income	2,531	(182)
Exchange rate gain	404	509
Adjustment to asset ceiling	—	242
Fair value of plan assets as of December 31,	20,814	13,086